UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (90.2%)(a)
			Shares	Value

Airlines (0.6%)

Air Arabia PJSC (United Arab Emirates)(NON)			562,216	$244,904

				244,904
Auto components (0.5%)

Apollo Tyres, Ltd. (India)			66,906	198,524

				198,524
Automobiles (1.1%)

Tata Motors, Ltd. (India)			55,799	420,625

				420,625
Banks (15.2%)

Axis Bank, Ltd. (India)			38,681	353,696

Bank of China, Ltd. (China)			779,000	516,854

China Construction Bank Corp. (China)			903,000	907,115

Commercial International Bank Egypt SAE GDR (Egypt)			82,559	564,704

Credicorp, Ltd. (Peru)			1,016	143,398

CTBC Financial Holding Co., Ltd. (Taiwan)			898,713	680,699

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			352,731	652,059

Federal Bank, Ltd. (India)			132,712	297,826

Grupo Financiero Banorte SAB de CV (Mexico)			76,950	434,199

Industrial & Commercial Bank of China, Ltd. (China)			712,000	619,755

Itau Unibanco Holding SA ADR (Preference) (Brazil)			26,304	281,453

King's Town Bank Co., Ltd. (Taiwan)			478,000	468,010

				5,919,768
Capital markets (1.5%)

China Cinda Asset Management Co., Ltd. (China)(NON)			664,000	420,336

Huatai Securities Co., Ltd. 144A (China)(NON)			47,600	152,248

				572,584
Chemicals (1.9%)

AK Holdings, Inc. (South Korea)			2,425	201,054

LG Chemical, Ltd. (South Korea)			1,014	227,214

Soulbrain Co., Ltd. (South Korea)			7,182	297,858

				726,126
Commercial services and supplies (0.5%)

KEPCO Plant Service & Engineering Co., Ltd. (South Korea)			1,805	175,031

				175,031
Construction and engineering (3.0%)

China Singyes Solar Technologies Holdings, Ltd. (China)			167,000	258,540

Drake & Scull International PJSC (United Arab Emirates)(NON)			454,286	97,213

IRB Infrastructure Developers, Ltd. (India)			140,469	541,698

Mota-Engil Africa NV (Angola)(NON)			5,336	37,214

Mota-Engil SGPS SA (Portugal)(NON)			80,814	216,570

				1,151,235
Consumer finance (1.2%)

Gentera SAB de CV (Mexico)			175,219	300,966

Shriram Transport Finance Co., Ltd. (India)			12,250	157,537

				458,503
Distributors (0.5%)

Dogus Otomotiv Servis ve Ticaret AS (Turkey)			33,601	213,284

				213,284
Diversified financial services (2.8%)

Chailease Holding Co., Ltd. (Taiwan)			199,200	501,930

Far East Horizon, Ltd. (China)			352,000	341,829

Moscow Exchange MICEX-RTS OAO (Russia)			185,726	254,238

				1,097,997
Electric utilities (1.3%)

Enersis SA ADR (Chile)			16,084	273,589

Korea Electric Power Corp. (South Korea)			5,950	247,026

				520,615
Electrical equipment (1.3%)

Jiangnan Group, Ltd. (China)			1,068,000	330,472

LS Industrial Systems Co., Ltd. (South Korea)			3,595	171,900

				502,372
Electronic equipment, instruments, and components (1.4%)

Hollysys Automation Technologies, Ltd. (China)			12,286	312,802

Wasion Group Holdings, Ltd. (Hong Kong)			142,000	219,479

				532,281
Energy equipment and services (0.4%)

Ezion Holdings, Ltd. (Singapore)			219,480	165,374

				165,374
Food and staples retail (1.9%)

Shoprite Holdings, Ltd. (South Africa)			19,022	252,186

Wal-Mart de Mexico SAB de CV (Mexico)			101,700	251,626

X5 Retail Group NV GDR (Russia)(NON)			12,606	245,187

				748,999
Food products (3.0%)

Gruma SAB de CV Class B (Mexico)			28,604	376,114

JBS SA (Brazil)			77,488	379,378

Sao Martinho SA (Brazil)			15,899	177,787

WH Group, Ltd. 144A (Hong Kong)(NON)			314,500	240,886

				1,174,165
Health-care providers and services (2.6%)

CHC Healthcare Group (Taiwan)			102,000	169,783

Mediclinic International, Ltd. (South Africa)			35,231	309,964

Netcare, Ltd. (South Africa)			120,448	385,898

Qualicorp SA (Brazil)			24,600	146,691

				1,012,336
Hotels, restaurants, and leisure (1.7%)

DO & CO AG (Turkey)			2,581	217,632

Grand Korea Leisure Co., Ltd. (South Korea)			7,444	278,767

Minor International PCL (Thailand)			178,310	161,666

				658,065
Household durables (1.1%)

Haier Electronics Group Co., Ltd. (China)			78,000	235,785

Skyworth Digital Holdings, Ltd. (China)			184,000	175,804

				411,589
Independent power and renewable electricity producers (3.2%)

China Resources Power Holdings Co., Ltd. (China)			172,000	477,944

First Gen Corp. (Philippines)			450,600	272,012

Huadian Fuxin Energy Corp, Ltd. (China)			568,000	297,782

Malakoff Corp. Bhd (Malaysia)(NON)			417,600	201,624

				1,249,362
Industrial conglomerates (1.1%)

DMCI Holdings, Inc. (Philippines)			588,500	175,514

JG Summit Holdings, Inc. (Philippines)			157,730	242,249

				417,763
Insurance (3.0%)

BB Seguridade Participacoes SA (Brazil)			38,443	402,371

Hanwha Life Insurance Co., Ltd. (South Korea)			47,125	350,644

Korean Reinsurance Co. (South Korea)			18,951	206,586

Old Mutual PLC (South Africa)			67,285	227,594

				1,187,195
Internet and catalog retail (1.3%)

Ctrip.com International, Ltd. ADR (China)(NON)			5,491	438,566

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $87,766) (Private) (Brazil)(F)(RES)(NON)			2,072	53,042

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				491,611
Internet software and services (6.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			5,305	473,843

Baidu, Inc. ADR (China)(NON)			4,073	804,010

NetEase, Inc. ADR (China)			2,420	342,212

Tencent Holdings, Ltd. (China)			49,700	993,173

				2,613,238
IT Services (2.5%)

HCL Technologies, Ltd. (India)			17,989	284,660

Infosys, Ltd. (India)			10,695	338,500

Net 1 UEPS Technologies, Inc. (South Africa)(NON)			25,400	368,300

				991,460
Media (1.5%)

Naspers, Ltd. Class N (South Africa)			4,062	597,038

				597,038
Metals and mining (2.7%)

Hindustan Zinc, Ltd. (India)			59,701	157,982

Mining and Metallurgical Co. GMK Norilsk Nickel OJSC ADR (Russia)			15,387	271,042

Sibanye Gold, Ltd. (South Africa)			142,563	249,916

Vale Indonesia Tbk PT (Indonesia)			1,578,100	371,976

				1,050,916
Multiline retail (0.7%)

Hyundai Department Store Co., Ltd. (South Korea)			2,097	289,288

				289,288
Oil, gas, and consumable fuels (0.7%)

Genel Energy PLC (United Kingdom)(NON)			33,990	274,298

				274,298
Pharmaceuticals (0.4%)

Hua Han Bio-Pharmaceutical Holdings, Ltd. (Rights) (China)(F)			306,000	15,391

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			612,000	133,352

				148,743
Real estate investment trusts (REITs) (1.4%)

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)			301,116	338,161

Macquarie Mexico Real Estate Management SA de CV (Mexico)			139,500	202,289

				540,450
Real estate management and development (3.6%)

China Overseas Land & Investment, Ltd. (China)			120,000	434,750

China Resources Land, Ltd. (China)			81,111	262,506

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			344,609	278,648

Kawasan Industri Jababeka Tbk PT (Indonesia)			7,165,800	147,560

KWG Property Holding, Ltd. (China)			278,500	265,701

				1,389,165
Semiconductors and semiconductor equipment (5.8%)

Advanced Semiconductor Engineering, Inc. (Taiwan)			303,000	432,460

SK Hynix, Inc. (South Korea)			10,131	463,893

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			289,889	1,380,858

				2,277,211
Software (0.9%)

NCSoft Corp. (South Korea)			1,909	338,838

				338,838
Technology hardware, storage, and peripherals (6.0%)

Casetek Holdings, Ltd. (Taiwan)			36,000	252,497

Samsung Electronics Co., Ltd. (South Korea)			1,609	1,893,378

TCL Communication Technology Holdings, Ltd. (China)			193,000	206,538

				2,352,413
Thrifts and mortgage finance (1.2%)

Dewan Housing Finance Corp., Ltd. (India)			69,943	482,538

				482,538
Transportation infrastructure (0.4%)

Adani Ports & Special Economic Zone, Ltd. (India)			30,191	153,030

				153,030
Water utilities (0.8%)

Sound Global, Ltd. (China)(F)(NON)			437,000	328,202

				328,202
Wireless telecommunication services (2.8%)

China Mobile, Ltd. (China)			68,000	892,512

Idea Cellular, Ltd. (India)			78,099	211,274

				1,103,786

Total common stocks (cost $32,978,938)				$35,180,922

WARRANTS (3.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AI Tayyar Travel Group 144A (Saudi Arabia)	6/10/15	$0.00	7,117	$203,646

China State Construction Engineering Corp., Ltd. 144A (China)	4/16/16	0.00	145,700	218,838

Daqin Railway Co., Ltd. 144A (China)	3/31/16	0.00	133,548	262,636

Kuwait Food Co. (Americana) 144A (Kuwait)	2/24/16	0.00	16,888	147,162

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	58,000	274,818

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	62,500	270,529

Total warrants (cost $1,323,121)				$1,377,629

INVESTMENT COMPANIES (2.1%)(a)
			Shares	Value

ChinaAMC CSI 300 Index ETF (China)			42,000	$331,968

Market Vectors Russia ETF (Russia)			13,100	248,245

Market Vectors Vietnam ETF (Vietnam)			14,473	256,027

Total investment companies (cost $742,768)				$836,240

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jun-15/$35.00		$463,531	$5,029

Total purchased options outstanding (cost $310,566)				$5,029

SHORT-TERM INVESTMENTS (3.1%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			1,220,336	$1,220,336

Total short-term investments (cost $1,220,336)				$1,220,336

TOTAL INVESTMENTS

Total investments (cost $36,575,729)(b)				$38,620,156

WRITTEN OPTIONS OUTSTANDING at 5/31/15 (premiums $206,987) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

iShares MSCI Emerging Markets ETF (Put)	Jun-15/$33.00	$463,531	$2,169
WisdomTree India Earnings ETF (Call)	Jun-15/23.00	47,195	5,883

Total			$8,052

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

UBS AG
baskets	1,573	$—	4/14/16	(3 month USD-LIBOR-BBA plus 55 bp)	A basket (UBSPUTNH) of common stocks	$(8,061)

Total		$—	$(8,061)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $38,995,963.
(b)	The aggregate identified cost on a tax basis is $36,717,333, resulting in gross unrealized appreciation and depreciation of $4,256,321 and $2,353,498, respectively, or net unrealized appreciation of $1,902,823.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $53,045, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$963,038	$18,737,648	$18,480,350	$759	$1,220,336
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,398,199 to cover certain derivative contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	31.1%
	South Korea	13.3
	Taiwan	10.1
	India	9.3
	South Africa	6.2
	Mexico	4.1
	Brazil	3.7
	United Arab Emirates	3.3
	United States	3.2
	Russia	2.6
	Turkey	2.0
	Philippines	1.8
	Egypt	1.5
	Indonesia	1.3
	Hong Kong	1.2
	United Kingdom	0.7
	Chile	0.7
	Vietnam	0.7
	Portugal	0.6
	Saudi Arabia	0.5
	Malaysia	0.5
	Other	1.6

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $11,084 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,628,186	$1,598,793	$53,045
Consumer staples	1,682,278	240,886	—
Energy	274,298	165,374	—
Financials	4,232,328	7,415,872	—
Health care	842,553	318,526	—
Industrials	595,901	2,048,434	—
Information technology	2,301,167	6,804,274	—
Materials	520,958	1,256,084	—
Telecommunication services	—	1,103,786	—
Utilities	475,213	1,622,966	—
Total common stocks	12,552,882	22,574,995	53,045
Investment companies	504,272	331,968	—
Purchased options outstanding	—	5,029	—
Warrants	—	1,377,629	—
Short-term investments	1,220,336	—	—

Totals by level	$14,277,490	$24,289,621	$53,045

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(8,052)	$—
Total return swap contracts	—	(8,061)	—

Totals by level	$—	$(16,113)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,382,658	$16,113

Total	$1,382,658	$16,113

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$310,000
Written equity option contracts (contract amount)		$330,000
OTC total return swap contracts (notional)		$47,000
Warrants (number of warrants)		330,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—
	Purchased options#	5,029	—	5,029

	Total Assets	$5,029	$—	$5,029

	Liabilities:
	OTC Total return swap contracts*#	$—	$8,061	$8,061
	Written options#	8,052	—	8,052

	Total Liabilities	$8,052	$8,061	$16,113

	Total Financial and Derivative Net Assets	$(3,023)	$(8,061)	$(11,084)
	Total collateral received (pledged)##†	$—	$—
	Net amount	$(3,023)	$(8,061)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015